NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2024
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Non-controlling interests consisted of the following:

(US$ Millions)	Jun. 30, 2024	Dec. 31, 2023
REUs and Special LP Units(1)	$14,266	$14,447
FV LTIP Units(1)	13	21
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Corporation	2,735	2,708
Preferred equity of subsidiaries	4,346	4,314
Non-controlling interests in subsidiaries and properties	18,453	18,310
Total interests of others in operating subsidiaries and properties	25,534	25,332
Total non-controlling interests	$39,813	$39,800
(1)Each unit within these classes of non-controlling interest has economic terms substantially equivalent to those of an LP Unit. As such, income attributed to each unit or share of non-controlling interest is equivalent to that allocated to an LP Unit. The proportion of interests held by holders of the REUs changes as a result of issuances, repurchases and exchanges. Consequently, the partnership adjusted the relative carrying amounts of the interests held by limited partners and non-controlling interests based on their relative share of the equivalent LP Units. The difference between the adjusted value and the previous carrying amounts was attributed to current LP Units as ownership changes in the Consolidated Statements of Changes in Equity.

Non-controlling interests of others in operating subsidiaries and properties consist of the following:

		Proportion of economic interests held by non-controlling interests
(US$ Millions)	Jurisdiction of formation	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023
Corporate Holding Entities(2)	Bermuda/Canada	—%	—%	$6,451	$6,494
Brookfield Office Properties (“BPO”)(1)	Canada	—%	—%	3,592	3,070
U.S. Logistics	United States	77%	77%	1,411	1,233
U.S. Retail(3)	United States	—%	—%	1,960	1,287
Korea Mixed-use(4)	South Korea	78%	78%	825	1,056
U.S. Manufactured Housing(4)	United States	76%	76%	977	1,161
U.S. Hospitality(4)	United States	77%	77%	781	833
U.S. Life Science(4)	United States	87%	87%	712	592
Brazil Office(4)	Brazil	77%	77%	530	545
U.K. and Ireland Short Stay(4)	United Kingdom	73%	73%	381	569
Other	Various	33% - 99%	33% - 99%	7,914	8,492
Total				$25,534	$25,332
(1)Includes non-controlling interests in BPO subsidiaries which vary from 1% - 100%.
(2)Includes non-controlling interests in various corporate entities of the partnership which vary from 1% - 100%.
(3)Includes non-controlling interests in BPYU subsidiaries.
(4)Includes non-controlling interests representing interests held by other investors in Brookfield-sponsored real estate funds and holding entities through which the partnership participates in such funds. Also includes non-controlling interests in underlying operating entities owned by these funds.